Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Preferred Stock Purchase Agreement [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Early Exercise of Stock Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents, highly-liquid investments maturity						3 months
Short-term investments, highly liquid investments, maturity					3 months
Property and equipment, estimated useful lives					3 years	5 years
Impairment losses	$ 0
Convertible preferred stock, price per share				$ 8.00
Expected dividend yield	0.00%	0.00%	0.00%
Shares issued upon early exercise of stock options and are subject to future vesting							34,801